Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Preferred stock - par value	$ 0.0001	$ 0.0001
Preferred stock shares authorized	10,000,000	10,000,000
Common stock - par value	$ 0.0001	$ 0.0001
Common stock shares authorized	250,000,000	250,000,000
Common stock shares issued	15,873,391	13,280,927
Common stock shares outstanding	15,873,391	13,280,927
Series C Convertible Preferred Stock
Preferred stock shares issued	0	1,000
Preferred stock shares outstanding	0	1,000